CERTIFICATION UNDER RULE 497(j)


March 10, 2003



VIA EDGAR

Securities & Exchange Commission
450 Fifth Street NW
Washington, DC  20549

Re:      SAFECO Common Stock Trust ("Registrant")
         1933 Act File Number   33-36700
         1940 Act File Number   811-6167

Commissioners:

Pursuant to paragraph (j) of Rule 497 of Regulation C under the Securities Act of 1933, as amended, in lieu of filing under paragraph (c) of Rule 497, I hereby certify that the Institutional Class prospectus dated March 7, 2003 and the Statement of Additional Information dated May 1, 2002, revised September 24, 2002 and March 7, 2003, for the above-captioned registrant that would have been filed under paragraph (c) of this section do not differ from that contained in the most recent amendment to the registration statement. I further certify that the most recent registration statement was filed electronically on, and became effective March 7, 2003.

Please indicate receipt in the usual manner to the undersigned.

Sincerely,

/s/ William E. Crawford

William E. Crawford
Counsel